Quarterly Holdings Report
for

Fidelity Advisor® Series Small Cap Fund

August 31, 2021

AXS5-QTLY-1021
1.967947.107

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 2.5%
Media - 2.5%
Gray Television, Inc.	275,900	$6,273,966
TechTarget, Inc. (a)	85,800	7,256,964
		13,530,930
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.7%
Adient PLC (a)	98,700	3,882,858
Patrick Industries, Inc.	66,181	5,401,031
		9,283,889
Diversified Consumer Services - 0.1%
Mister Car Wash, Inc.	35,000	671,650
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc. (a)	67,900	3,617,033
Churchill Downs, Inc.	20,000	4,210,000
Lindblad Expeditions Holdings (a)	187,300	2,755,183
		10,582,216
Household Durables - 2.8%
Skyline Champion Corp. (a)	118,591	7,438,028
Tempur Sealy International, Inc.	79,900	3,571,530
TopBuild Corp. (a)	17,900	3,916,341
Traeger, Inc. (a)	5,100	128,214
		15,054,113
Internet & Direct Marketing Retail - 0.2%
The Original BARK Co. (b)	111,800	905,580
Leisure Products - 1.1%
Clarus Corp.	126,050	3,414,695
YETI Holdings, Inc. (a)	22,500	2,235,150
		5,649,845
Specialty Retail - 4.3%
American Eagle Outfitters, Inc. (c)	128,600	3,924,872
Boot Barn Holdings, Inc. (a)	54,900	4,901,472
Lithia Motors, Inc. Class A (sub. vtg.)	7,600	2,517,880
Murphy U.S.A., Inc.	40,000	6,211,200
Musti Group OYJ	135,079	5,454,713
		23,010,137
Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (a)	68,882	9,837,727

TOTAL CONSUMER DISCRETIONARY		74,995,157

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	124,620	7,060,969
Food Products - 0.8%
Nomad Foods Ltd. (a)	166,407	4,391,481

TOTAL CONSUMER STAPLES		11,452,450

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Antero Resources Corp. (a)	217,000	2,977,240
Enviva Partners LP	48,900	2,642,556
Hess Midstream LP (c)	72,299	1,860,976
Renewable Energy Group, Inc. (a)	48,100	2,329,002
		9,809,774
FINANCIALS - 14.6%
Banks - 5.9%
ConnectOne Bancorp, Inc.	270,676	7,744,040
First Citizens Bancshares, Inc. (c)	8,400	7,540,680
First Interstate Bancsystem, Inc.	97,900	4,313,474
Independent Bank Corp., Massachusetts (c)	41,600	3,190,720
ServisFirst Bancshares, Inc. (c)	72,300	5,308,266
Trico Bancshares	83,100	3,286,605
		31,383,785
Capital Markets - 3.3%
LPL Financial	50,000	7,392,500
Morningstar, Inc.	28,264	7,574,469
Patria Investments Ltd.	161,500	2,661,520
		17,628,489
Consumer Finance - 1.0%
PROG Holdings, Inc.	108,308	5,125,135
Insurance - 2.5%
Enstar Group Ltd. (a)	14,241	3,284,971
Old Republic International Corp.	147,200	3,827,200
Primerica, Inc.	42,100	6,438,774
		13,550,945
Thrifts & Mortgage Finance - 1.9%
Essent Group Ltd.	125,200	5,894,416
WSFS Financial Corp.	95,119	4,319,354
		10,213,770

TOTAL FINANCIALS		77,902,124

HEALTH CARE - 18.4%
Biotechnology - 5.2%
Acceleron Pharma, Inc. (a)	10,700	1,432,516
ADC Therapeutics SA (a)	19,518	569,340
Agios Pharmaceuticals, Inc. (a)	34,200	1,528,056
Allakos, Inc. (a)	16,900	1,506,804
Aurinia Pharmaceuticals, Inc. (a)(c)	61,800	1,006,104
Avid Bioservices, Inc. (a)	118,715	2,877,652
Blueprint Medicines Corp. (a)	9,600	895,392
Bolt Biotherapeutics, Inc.	52,200	927,072
Celldex Therapeutics, Inc. (a)	14,400	758,160
Cerevel Therapeutics Holdings (a)	18,600	588,876
Cytokinetics, Inc. (a)	54,300	1,790,271
Erasca, Inc.	39,035	933,327
Exelixis, Inc. (a)	50,300	964,251
Forma Therapeutics Holdings, Inc. (a)	36,600	879,498
Instil Bio, Inc. (a)	54,700	1,031,095
Keros Therapeutics, Inc. (a)	13,800	464,232
Mirati Therapeutics, Inc. (a)	7,000	1,188,110
Prelude Therapeutics, Inc.	39,165	1,397,799
PTC Therapeutics, Inc. (a)	32,400	1,414,260
Relay Therapeutics, Inc. (a)	54,200	1,736,026
Revolution Medicines, Inc. (a)	1,317	38,312
TG Therapeutics, Inc. (a)	54,200	1,467,194
Xenon Pharmaceuticals, Inc. (a)	65,200	1,150,780
Zentalis Pharmaceuticals, Inc. (a)	13,530	922,611
		27,467,738
Health Care Equipment & Supplies - 4.1%
Axonics Modulation Technologies, Inc. (a)	44,200	3,314,116
BioLife Solutions, Inc. (a)	42,200	2,462,792
CryoPort, Inc. (a)(c)	43,000	2,733,510
Envista Holdings Corp. (a)	108,100	4,625,599
Heska Corp. (a)	12,900	3,422,370
Tandem Diabetes Care, Inc. (a)	32,900	3,690,393
TransMedics Group, Inc. (a)	37,300	1,218,964
		21,467,744
Health Care Providers & Services - 4.3%
Acadia Healthcare Co., Inc. (a)	69,700	4,608,564
Chemed Corp.	11,500	5,482,050
LHC Group, Inc. (a)	18,824	3,515,570
Signify Health, Inc. (c)	63,122	1,640,541
The Ensign Group, Inc.	56,400	4,606,188
The Joint Corp. (a)	31,242	3,191,995
		23,044,908
Health Care Technology - 0.9%
Phreesia, Inc. (a)	67,100	4,801,005
Life Sciences Tools & Services - 3.0%
Charles River Laboratories International, Inc. (a)	11,000	4,882,460
Medpace Holdings, Inc. (a)	22,200	4,048,170
Olink Holding AB ADR (a)	71,728	2,296,013
Syneos Health, Inc. (a)	51,700	4,796,726
		16,023,369
Pharmaceuticals - 0.9%
Arvinas Holding Co. LLC (a)	20,700	1,784,547
Edgewise Therapeutics, Inc. (a)	33,800	535,392
Nektar Therapeutics (a)	39,900	617,652
NGM Biopharmaceuticals, Inc. (a)	39,700	866,651
Terns Pharmaceuticals, Inc.	82,397	1,109,064
		4,913,306

TOTAL HEALTH CARE		97,718,070

INDUSTRIALS - 18.4%
Aerospace & Defense - 0.5%
Vectrus, Inc. (a)	53,300	2,681,523
Building Products - 1.9%
Gibraltar Industries, Inc. (a)	56,473	4,216,274
Masonite International Corp. (a)	49,400	5,912,192
		10,128,466
Commercial Services & Supplies - 1.0%
Tetra Tech, Inc.	37,300	5,365,232
Construction & Engineering - 1.4%
EMCOR Group, Inc.	42,100	5,115,150
Valmont Industries, Inc.	10,100	2,513,486
		7,628,636
Electrical Equipment - 2.6%
Array Technologies, Inc.	186,488	3,556,326
Atkore, Inc. (a)	110,500	10,251,083
		13,807,409
Machinery - 4.7%
ESCO Technologies, Inc.	39,499	3,559,650
ITT, Inc.	57,900	5,539,293
Kornit Digital Ltd. (a)	20,400	2,659,548
Luxfer Holdings PLC sponsored	200,600	4,282,810
Oshkosh Corp.	47,500	5,442,550
SPX Flow, Inc.	46,410	3,737,397
		25,221,248
Professional Services - 5.0%
ASGN, Inc. (a)	38,000	4,263,220
Booz Allen Hamilton Holding Corp. Class A	34,800	2,850,468
FTI Consulting, Inc. (a)	18,500	2,584,635
Insperity, Inc.	39,300	4,336,362
KBR, Inc.	173,700	6,763,878
TriNet Group, Inc. (a)	61,700	5,681,336
		26,479,899
Road & Rail - 0.6%
TFI International, Inc.	27,100	3,065,010
Trading Companies & Distributors - 0.7%
GMS, Inc. (a)	70,477	3,482,269

TOTAL INDUSTRIALS		97,859,692

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 0.7%
Extreme Networks, Inc. (a)	330,100	3,574,983
Electronic Equipment & Components - 4.6%
Advanced Energy Industries, Inc.	46,300	4,175,334
ePlus, Inc. (a)	36,526	3,952,844
Insight Enterprises, Inc. (a)	67,998	6,996,314
Napco Security Technolgies, Inc. (a)(c)	75,941	2,971,571
SYNNEX Corp.	51,013	6,482,222
		24,578,285
IT Services - 4.3%
Concentrix Corp. (a)	50,813	8,810,466
Endava PLC ADR (a)	29,401	3,936,794
Genpact Ltd.	64,900	3,367,012
Grid Dynamics Holdings, Inc. (a)	143,100	3,830,787
Repay Holdings Corp. (a)	124,400	2,862,444
		22,807,503
Semiconductors & Semiconductor Equipment - 3.4%
Ichor Holdings Ltd. (a)	73,500	3,256,785
MACOM Technology Solutions Holdings, Inc. (a)	62,200	3,776,162
SiTime Corp. (a)	16,000	3,405,440
Synaptics, Inc. (a)	40,852	7,752,893
		18,191,280
Software - 3.8%
Digital Turbine, Inc. (a)	40,500	2,367,225
Five9, Inc. (a)	12,800	2,025,344
j2 Global, Inc. (a)	42,584	5,863,817
LivePerson, Inc. (a)	61,500	3,942,150
Rapid7, Inc. (a)	48,500	5,893,720
		20,092,256

TOTAL INFORMATION TECHNOLOGY		89,244,307

MATERIALS - 4.8%
Chemicals - 1.7%
Ashland Global Holdings, Inc.	32,900	2,997,519
Element Solutions, Inc.	263,200	5,982,536
		8,980,055
Construction Materials - 1.2%
Eagle Materials, Inc.	41,700	6,540,228
Containers & Packaging - 0.5%
Aptargroup, Inc.	17,500	2,359,000
Metals & Mining - 1.4%
Constellium NV (a)	273,600	5,532,192
ERO Copper Corp. (a)	105,300	1,994,745
		7,526,937

TOTAL MATERIALS		25,406,220

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
CoreSite Realty Corp.	20,700	3,071,259
Essential Properties Realty Trust, Inc.	148,892	4,825,590
Lamar Advertising Co. Class A	39,100	4,450,753
Summit Industrial Income REIT	173,300	2,940,873
		15,288,475
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (a)	301,933	5,477,065

TOTAL REAL ESTATE		20,765,540

UTILITIES - 0.9%
Gas Utilities - 0.5%
Star Gas Partners LP	242,152	2,658,829
Multi-Utilities - 0.4%
Telecom Plus PLC	139,151	1,970,511

TOTAL UTILITIES		4,629,340

TOTAL COMMON STOCKS
(Cost $330,572,666)		523,313,604

Money Market Funds - 5.3%
Fidelity Cash Central Fund 0.06% (d)	2,350,084	2,350,554
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	25,738,486	25,741,060
TOTAL MONEY MARKET FUNDS
(Cost $28,091,614)		28,091,614

Equity Funds - 1.0%
Small Blend Funds - 1.0%
iShares Russell 2000 Index ETF (c)
(Cost $4,643,227)	23,600	5,331,712
TOTAL INVESTMENT IN SECURITIES - 104.7%
(Cost $363,307,507)		556,736,930
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(25,098,267)
NET ASSETS - 100%		$531,638,663

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $905,580 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Original BARK Co.	12/17/20	$1,118,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$10,753,692	$127,757,941	$136,161,101	$2,254	$22	$--	$2,350,554	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	7,225,210	114,017,779	95,501,929	23,285	--	--	25,741,060	0.1%
Total	$17,978,902	$241,775,720	$231,663,030	$25,539	$22	$--	$28,091,614

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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